Impairment of Intangible Assets and Property, Plant and Equipment -Summary of Net Impairment Losses of Other Intangible Assets (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Other intangible assets [member] | US [member] | Marketed product Lemtrada [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets	€ 183